UNITED STATES
                           SECURITIES AND EXCHANGE COMMISSION
                                 Washington, D.C.  20549

                                       FORM 13F

                                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2005

Check here if Amendment [     ]; Amendment Number:
This Amendment (Check only one.):   [     ]  is a restatement.
                                    [     ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Tukman Capital Management, Inc.
Address:   60 E. Sir Francis Drake Blvd., Suite 204
           Larkspur, CA  94939

13F File Number:    28-1445

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Daniel L. Grossman
Title:       Vice President
Phone:       415-461-6833
Signature, Place, and Date of Signing:

/s/ Daniel L. Grossman        Larkspur, California        February 9, 2006


Report Type (Check only one.):

[ X ]        13F HOLDINGS REPORT.

[   ]        13F NOTICE.

[   ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:    16

Form 13F Information Table Value Total:    $9,294,160 (K)

List of Other Included Managers:           None

NAME OF ISSUER         TITLE OF CLASS             CUSIP   VALUE(K) SH/P AMT S/P P/C  INV DSC   MANAGERS    SOLE    SHARED    NONE
AMERICAN INTL GROUP INC        COMMON           026874107   481247  7053300 SH       SOLE                        0  3500300  3553000
ANHEUSER BUSCH COS INC         COMMON           035229103   518656 12073008 SH       SOLE                        0  5678708  6394300
AUTOMATIC DATA PROCESSIN       COMMON           053015103   677477 14759837 SH       SOLE                        0  7287837  7472000
COCA COLA CO                   COMMON           191216100   499578 12393400 SH       SOLE                        0  6129300  6264100
DISNEY WALT CO                 COM DISNEY       254687106   382979 15977450 SH       SOLE                        0  8022677  7954773
GANNETT INC                    COMMON           364730101   607848 10035459 SH       SOLE                        0  4974059  5061400
GENERAL ELECTRIC CO            COMMON           369604103   837033 23881105 SH       SOLE                        0 11790892 12090213
GOLDMAN SACHS GROUP INC        COMMON           38141G104   516325  4042947 SH       SOLE                        0  2002003  2040944
INTERNATIONAL BUSINESS M       COMMON           459200101   734034  8929854 SH       SOLE                        0  4402754  4527100
JOHNSON & JOHNSON              COMMON           478160104   572855  9531700 SH       SOLE                        0  4718800  4812900
MICROSOFT CORP                 COMMON           594918104   570125 21802100 SH       SOLE                        0 10766000 11036100
PEPSICO INC                    COMMON           713448108   772953 13083158 SH       SOLE                        0  6467858  6615300
PFIZER INC                     COMMON           717081103   115588  4956599 SH       SOLE                        0  2441299  2515300
PROCTER & GAMBLE CO            COMMON           742718109   350685  6058820 SH       SOLE                        0  3001420  3057400
WAL MART STORES INC            COMMON           931142103   846887 18095878 SH       SOLE                        0  8875378  9220500
WELLS FARGO & CO NEW           COMMON           949746101   809890 12890187 SH       SOLE                        0  6357987  6532200
